SUPPLEMENTARY CASH FLOW INFORMATION (Schedule of Cash and Cash Equivalents) (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of supplementary cash flow information [Abstract]
Cash on hand and at bank	$ 31,281	$ 39,243
Bank term deposits and GICs	17,918	33,760
Total cash and cash equivalents	$ 49,199	$ 73,003	$ 41,963